As filed with the Securities and Exchange Commission on March 25, 1996
                                                      Registration No. 2-96546



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 20

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 17

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200


                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)

      [X]   immediately upon filing pursuant to paragraph (b)

      [ ]   on (date) pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)

      [ ]   on (date) pursuant to paragraph (a) of Rule 485

      [ ]   75 days after filing pursuant to paragraph (a)(2)

      [ ]   on (date) pursuant to paragraph (a) (27) of Rule 485


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   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

----------------------------------------------------------------------

                             Proposed         Proposed
                              Maximum         Maximum
Securities      Amount       Offering         Aggregate      Amount of
 Being           Being       Price per        Offering    Registration
Registered     Registered      Unit*           Price**           Fee**

COMMON
STOCK


$.001 par  173,420,743.79     $1.00        $173,420,743.79    $100.00
value




----------------------------------------------------------------------


Estimated solely for the purposes of determining the amount of the registration fee.


** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 208,506,086.21 shares were redeemed during the fiscal year ended January 31, 1996, 173,130,743.79 of which are being used for "reduction" in this amendment, 35,375,342.50 of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending January 31, 1997.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 25 day of March, 1996.


                                                    CONNECTICUT DAILY TAX FREE
                                                         INCOME FUND, INC.


                                                       By:
                                                           Steven W. Duff
                                                           President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                          CAPACITY                 DATE

(1) Principal Executive Officer



                                        President and            3/25/96
     Steven W. Duff                     Director

(2) Principal Financial and
    Accounting Officer



    Richard De Sanctis                   Treasurer               3/25/96

(3) Majority of Directors

    W. Giles Mellon                       Director
    Yung Wong                             Director
    Robert Straniere                      Director

By:
         Bernadette N. Finn                                      3/25/96
         Attorney-in-Fact*

*As filed with Exhibit 16 with Pre-Effective Amendment No.1 to Registration Statement No. 2-96546 on May 13, 1985.